Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Shareholders' Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following tables show the changes in accumulated other comprehensive loss, for the quarters ended June 28, 2013 and July 29, 2012, respectively:

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at March 29, 2013	$77	$(1,431)	$(1,354)
Current-period other comprehensive (loss) income, net of taxes	(84)	1	(83)
Amounts reclassified from accumulated other comprehensive loss, net of taxes and non-controlling interest	—	13	13
Balance at June 28, 2013	$(7)	$(1,417)	$(1,424)

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at March 30, 2012	$160	$(1,253)	$(1,093)
Current-period other comprehensive loss, net of taxes	(127)	—	(127)
Amounts reclassified from accumulated other comprehensive loss, net of taxes and non-controlling interest	—	13	13
Balance at June 29, 2012	$33	$(1,240)	$(1,207)
The following tables show the activity in the components of other comprehensive loss, including the respective tax effects, and reclassification adjustments for the quarters ended June 28, 2013 and July 29, 2012, respectively:

For the three months ended June 28, 2013 (Amounts in millions)	Before Tax Amount	Tax (Expense)/Benefit	Net of Tax Amount
Foreign currency translation adjustments	$(85)	$1	$(84)
Pension and other postretirement benefit plans:
Net actuarial gain/loss arising during the year (1)	1	—	1
Amortization of net actuarial loss (2)	20	(6)	14
Total pension and other postretirement benefit plans	21	(6)	15
Total other comprehensive loss	$(64)	$(5)	$(69)

(1)	Represents the result of remeasurement of pension liability associated with a non-US pension plan.

(2)
Represents current period reclassification out of accumulated other comprehensive loss. The reclassified amounts are included in the net periodic pension cost and net periodic postretirement benefit cost of the first quarter of fiscal 2014 (see Note 8).

For the three months ended June 29, 2012 (Amounts in millions)	Before Tax Amount	Tax (Expense)/Benefit	Net of Tax Amount
Foreign currency translation adjustments	$(128)	$1	$(127)
Pension and other postretirement benefit plans:
Amortization of net actuarial loss (1)	19	(5)	14
Total pension and other postretirement benefit plans	19	(5)	14
Total other comprehensive loss	$(109)	$(4)	$(113)

(1)
Represents current period reclassification out of accumulated other comprehensive loss. The reclassified amounts are included in the net periodic pension cost and net periodic postretirement benefit cost of the first quarter of fiscal 2014 (see Note 8).

Components of Accumulated Other Comprehensive Loss, Net of Tax Effects

The changes in accumulated other comprehensive loss for fiscal 2013 are as follows:

(Amounts in millions)	Foreign Currency Translation Adjustments	Pension and Other Postretirement Benefit Plans	Accumulated Other Comprehensive Loss
Balance at April 2, 2010	$23	(1,075)	(1,052)
Current-period other comprehensive loss income, net of taxes and non-controlling interests	261	101	362
Balance at April 1, 2011	$284	(974)	(690)
Current-period other comprehensive loss income, net of taxes and non-controlling interests	(124)	(279)	(403)
Balance at March 30, 2012	$160	$(1,253)	$(1,093)
Current-period other comprehensive (loss) income, net of taxes and non-controlling interest	(83)	(178)	(261)
Balance at March 29, 2013	$77	$(1,431)	$(1,354)